UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 94.99%	Shares	Fair Value

Consumer Discretionary — 7.49%
Big Lots, Inc.	83,098	$3,471,834
Cooper-Standard Holdings, Inc.(a)	52,565	6,868,669
La-Z-Boy, Inc.	172,910	5,291,046
Taylor Morrison Home Corporation, Class A(a)	218,867	4,548,056
Tenneco, Inc.	139,130	6,116,155
		26,295,760
Consumer Staples — 6.24%
Cal-Maine Foods, Inc.(a)	98,435	4,513,245
Fresh Del Monte Produce, Inc.	90,500	4,031,775
John B. Sanfilippo & Son, Inc.	58,290	4,339,691
Lancaster Colony Corporation	38,620	5,345,779
Sanderson Farms, Inc.	34,945	3,674,467
		21,904,957
Energy — 1.96%
SRC Energy, Inc.(a)	318,460	3,509,429
U.S. Silica Holdings, Inc.	131,440	3,376,694
		6,886,123
Financials — 26.02%
AMERISAFE, Inc.	61,300	3,540,075
Apollo Commercial Real Estate Finance, Inc.	398,173	7,278,602
Argo Group International Holdings Ltd.	129,128	7,508,793
Bank of Hawaii Corporation	49,970	4,168,497
Banner Corporation	55,205	3,319,477
Blackstone Mortgage Trust, Inc., Class A	216,085	6,791,552
Bryn Mawr Bank Corporation	75,482	3,494,817
CenterState Bank Corporation	164,660	4,910,161
First Financial Bancorp	163,952	5,025,129
First Merchants Corporation	116,872	5,422,861
Glacier Bancorp, Inc.	107,860	4,172,025
Granite Point Mortgage Trust, Inc.	243,615	4,470,335
Horace Mann Educators Corporation	85,395	3,808,617
Northwest Bancshares, Inc.	307,440	5,346,382
Renasant Corporation	79,582	3,622,573
Third Point Reinsurance Ltd.(a)	497,950	6,224,375
Washington Federal, Inc.	239,610	7,835,247
White Mountains Insurance Group Ltd.	4,870	4,415,191
		91,354,709
Health Care — 2.57%
LifePoint Health, Inc.(a)	80,210	3,914,248
Magellan Health, Inc.(a)	53,351	5,119,028
		9,033,276
Industrials — 18.88%
Argan, Inc.	92,580	3,791,151
Astec Industries, Inc.	56,695	3,390,361
Brady Corporation, Class A	181,460	6,995,284
Deluxe Corporation	96,240	6,372,051
Encore Wire Corporation	94,585	4,488,058
Forward Air Corporation	62,455	3,689,841

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2018 (Unaudited)

COMMON STOCKS — 94.99% - continued	Shares	Fair Value
Industrials — 18.88% - continued
Greenbrier Companies, Inc. (The)	112,970	$5,959,167
Heartland Express, Inc.	186,655	3,462,450
Knoll, Inc.	147,230	3,063,856
Primoris Services Corporation	201,210	5,478,948
Regal Beloit Corporation	84,435	6,906,783
Simpson Manufacturing Company, Inc.	56,090	3,488,237
Valmont Industries, Inc.	28,990	4,370,243
Welbilt, Inc.(a)	78,845	1,759,032
WESCO International, Inc.(a)	53,550	3,057,705
		66,273,167
Information Technology — 9.87%
Benchmark Electronics, Inc.	153,190	4,465,489
Convergys Corporation	282,385	6,901,490
CSG Systems International, Inc.	145,181	5,933,547
InterDigital, Inc.	53,115	4,297,004
Methode Electronics, Inc.	175,950	7,090,784
Plexus Corporation(a)	100,095	5,959,656
		34,647,970
Materials — 4.46%
Cabot Corporation	43,360	2,678,347
Innospec, Inc.	86,245	6,602,055
Stepan Company	81,680	6,371,857
		15,652,259
Real Estate — 8.34%
Americold Realty Trust	245,355	5,402,717
Columbia Property Trust, Inc.	323,575	7,348,388
Equity Commonwealth(a)	138,420	4,360,230
PS Business Parks, Inc.	45,170	5,804,345
Sabra Health Care REIT, Inc.	293,200	6,371,236
		29,286,916
Utilities — 9.16%
ALLETE, Inc.	46,520	3,601,113
American States Water Company	45,405	2,595,350
NorthWestern Corporation	141,640	8,108,890
ONE Gas, Inc.	47,460	3,547,160
PNM Resources, Inc.	206,720	8,041,408
Portland General Electric Company	146,910	6,281,872
		32,175,793
Total Common Stocks (Cost $323,405,735)		333,510,930

MONEY MARKET FUNDS - 5.22%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(b)	18,341,052	18,341,052

Total Money Market Funds (Cost $18,341,052)		18,341,052

Total Investments — 100.21% (Cost $341,746,787)		351,851,982

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2018 (Unaudited)

Fair Value

Liabilities in Excess of Other Assets — (0.21)%	$(741,577)

NET ASSETS — 100.00%	$351,110,405

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$16,373,045
Gross unrealized depreciation	(7,258,562)
Net unrealized appreciation	$9,114,483
Aggregate cost of securities for federal income tax purposes	$342,737,499

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS — 95.56%	Shares	Fair Value

Consumer Discretionary — 11.30%
Aptiv plc	6,898	$632,064
Aramark	14,336	531,866
Carter's, Inc.	4,655	504,555
Gildan Activewear, Inc.	21,432	603,525
Interpublic Group of Companies, Inc. (The)	26,428	619,472
LKQ Corporation(a)	15,159	483,572
Nordstrom, Inc.	10,702	554,150
		3,929,204
Consumer Staples — 8.80%
Casey's General Stores, Inc.	4,854	510,058
Clorox Company (The)	3,406	460,662
Conagra Brands, Inc.	16,237	580,148
Dr Pepper Snapple Group, Inc.	4,343	529,846
Ingredion, Inc.	4,797	531,028
J.M. Smucker Company (The)	4,173	448,514
		3,060,256
Energy — 5.43%
Centennial Resource Development, Inc., Class A(a)	28,557	515,739
Concho Resources, Inc.(a)	4,315	596,980
Energen Corporation(a)	10,617	773,131
		1,885,850
Financials — 16.09%
Ameriprise Financial, Inc.	4,542	635,335
Blackstone Mortgage Trust, Inc., Class A	16,521	519,255
Brown & Brown, Inc.	23,618	654,928
Citizens Financial Group, Inc.	12,292	478,159
Commerce Bancshares, Inc.	9,169	593,326
East West Bancorp, Inc.	8,062	525,642
M&T Bank Corporation	3,435	584,465
Reinsurance Group of America, Inc.	3,747	500,150
Torchmark Corporation	6,274	510,766
W.R. Berkley Corporation	8,204	594,052
		5,596,078
Health Care — 7.05%
Jazz Pharmaceuticals plc(a)	3,690	635,787
Quest Diagnostics, Inc.	5,876	646,007
Universal Health Services, Inc., Class B	5,223	582,051
Zimmer Biomet Holdings, Inc.	5,252	585,283
		2,449,128
Industrials — 15.41%
Comfort Systems USA, Inc.	14,080	644,864
Curtiss-Wright Corporation	4,372	520,355
Hexcel Corporation	9,453	627,491
Hubbell, Inc.	4,939	522,250
ITT, Inc.	10,248	535,662
Kansas City Southern	5,394	571,548
Parker-Hannifin Corporation	3,009	468,953
Republic Services, Inc.	8,090	553,032

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2018 (Unaudited)

COMMON STOCKS — 95.56% - continued	Shares	Fair Value
Industrials — 15.41% - continued
Snap-on, Inc.	2,754	$442,623
Xylem, Inc.	6,955	468,628
		5,355,406
Information Technology — 7.03%
Belden, Inc.	7,466	456,322
Keysight Technologies, Inc.(a)	12,377	730,614
Science Applications International Corporation	7,097	574,360
Synopsys, Inc.(a)	7,977	682,592
		2,443,888
Materials — 6.42%
Bemis Company, Inc.	13,853	584,735
Eastman Chemical Company	5,592	558,976
International Flavors & Fragrances, Inc.	4,485	555,961
Sensient Technologies Corporation	7,437	532,117
		2,231,789
Real Estate — 8.30%
Equity LifeStyle Properties, Inc.	9,169	842,631
Essex Property Trust, Inc.	2,697	644,772
Healthcare Trust of America, Inc., Class A	23,675	638,278
Vornado Realty Trust	10,248	757,532
		2,883,213
Utilities — 9.73%
Ameren Corporation	12,859	782,470
Atmos Energy Corporation	7,778	701,109
CMS Energy Corporation	12,746	602,631
Pinnacle West Capital Corporation	7,608	612,900
Xcel Energy, Inc.	14,932	682,094
		3,381,204
Total Common Stocks (Cost $28,027,043)		33,216,016

MONEY MARKET FUNDS - 5.22%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(b)	1,813,340	1,813,340

Total Money Market Funds (Cost $1,813,340)		1,813,340

Total Investments — 100.78% (Cost $29,840,383)		35,029,356

Liabilities in Excess of Other Assets — (0.78)%		(272,380)

NET ASSETS — 100.00%		$34,756,976

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2018 (Unaudited)

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$5,444,845
Gross unrealized depreciation	(256,527)
Net unrealized appreciation	$5,188,318
Aggregate cost of securities for federal income tax purposes	$29,841,038

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2018

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2018 in valuing the Funds’ investments:

Small Cap Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$333,510,930	$-	$-	$333,510,930
Money Market Funds	18,341,052	-	-	18,341,052
Total	$351,851,982	$-	$-	$351,851,982

Mid Cap Fund
Assets
Common Stocks*	$33,216,016	$-	$-	$33,216,016
Money Market Funds	1,813,340	-	-	1,813,340
Total	$35,029,356	$-	$-	$35,029,356

*	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of June 30, 2018 based on input levels assigned at March 31, 2018.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/27/18